Organization and Summary of Significant Accounting Policies	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Organization and Summary of Significant Accounting Policies

1. Description of Organization and Business Operations

Black Titan Corporation (formerly known as BSKE Limited) (the “Company”) was incorporated under the laws of the Cayman Islands on July 11, 2024. The Company was formed for the purpose of effecting a merger among Titan Pharmaceuticals Inc. (“TTNP”), and TalenTec Sdn Bhd (“TalenTec”, former named “KE Sdn Bhd”) through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on August 19, 2024. As a result of the Business Combination, TTNP and TalenTec will be surviving entities and will become wholly owned subsidiaries of the Company, with the Company serving as a public-listed company whose shares shall be traded on Nasdaq.

Titan Pharmaceuticals Inc [Member]
Organization and Summary of Significant Accounting Policies

1. Organization and Summary of Significant Accounting Policies

The Company

Titan Pharmaceuticals, Inc. (“Titan” or the “Company” or “we,” “our” or “us”) is a pharmaceutical company that was previously developing therapeutics utilizing the proprietary long-term drug delivery platform, ProNeura®, for the treatment of select chronic diseases for which steady state delivery of a drug has the potential to provide an efficacy and/or safety benefit. ProNeura consists of a small, solid implant made from a mixture of ethylene-vinyl acetate and a drug substance. The resulting product is a solid matrix that is designed to be administered subdermally in a brief, outpatient procedure and is removed in a similar manner at the end of the treatment period.

Our first product based on the ProNeura technology was Probuphine® (buprenorphine implant), which is approved in the United States, Canada and the European Union (“EU”) for the maintenance treatment of opioid use disorder in clinically stable patients taking 8 milligrams or less a day of oral buprenorphine. While Probuphine continues to be commercialized in the EU (as Sixmo™) by another company that had acquired the rights from us, we discontinued commercialization of the product in the United States during the fourth quarter of 2020 and subsequently sold the product in September 2023. Discontinuation of our commercial operations allowed us to focus our limited resources on product development programs and transition back to a product development company at that time.

In December 2021, we announced our intention to work with our financial advisor to explore strategic alternatives to enhance stockholder value, potentially including an acquisition, merger, reverse merger, other business combination, sales of assets, licensing, or other transaction. In June 2022, we implemented a plan to reduce expenses and conserve capital that included a company-wide reduction in salaries and a scale back of certain operating expenses to enable us to maintain sufficient resources as we pursued potential strategic alternatives. In July 2022, David Lazar and Activist Investing LLC acquired an approximately 25% ownership interest in Titan, filed a proxy statement and nominated six additional directors, each of whom was elected to our board of directors (the “Board”) at a special meeting of stockholders held on August 15, 2022 (the “Special Meeting”). The exploration and evaluation of possible strategic alternatives by the Board has continued following the Special Meeting. Following the election of the new directors at the Special Meeting, Dr. Marc Rubin was replaced as our Executive Chairman, and David Lazar assumed the role of Chief Executive Officer. In connection with the termination of his employment as Executive Chairman, Dr. Rubin received aggregate severance payments of approximately $0.4 million. In December 2022, we implemented additional cost reduction measures including a reduction in our workforce. In June 2023, David Lazar sold his approximately 25% ownership interest in Titan to Choong Choon Hau. Mr. Lazar resigned his position as the Company’s Chief Executive Officer in April 2024. Our then Chairman of the Board of Directors, Seow Gim Shen, assumed the position as our Chief Executive Officer in April 2024.

On September 1, 2023 (the “Closing Date”), we closed on the sale of certain ProNeura assets, including our portfolio of drug addiction products, in addition to other early development programs based on the ProNeura drug delivery technology (the “ProNeura Assets”). In July 2023, we entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Fedson, Inc., a Delaware corporation (“Fedson”), for the sale of the ProNeura Assets. Our addiction portfolio consisted of the Probuphine and Nalmefene implant programs. The ProNeura Assets constituted only a portion of our assets. In August 2023, we entered into an Amendment and Extension Agreement (the “Amendment”) to the Asset Purchase Agreement, pursuant to which Fedson agreed to purchase our ProNeura Assets for a purchase price of $2.0 million, consisting of (i) $500,000 in readily available funds, paid in full on the Closing Date, (ii) $500,000 in the form of a promissory note due and payable on October 1, 2023 (the “Cash Note”) and (iii) $1,000,000 in the form of a promissory note due and payable on January 1, 2024 (the “Escrow Note”). We will also be eligible to receive potential milestone payments of up to $50 million on future net sales of the products and certain royalties on future net sales of the products. As further consideration, Fedson assumed all liabilities related to a pending employment claim against us. On the Closing Date, Fedson delivered a written guaranty by a principal of Fedson of all of Fedson’s obligations under both the Cash Note and Escrow Note. The Cash Note included provisions, which Fedson has exercised, allowing Fedson to extend the payment of the Cash Note to November 1, 2023, and again to December 1, 2023 upon payment of $5,000 for each extension. The Cash Note and Escrow Note were paid in December 2023 and January 2024, respectively. We received the funds from the escrow account in February 2024.

On September 13, 2023, we entered into a Securities Purchase Agreement (the “Sire Purchase Agreement”) with The Sire Group Ltd. (“Sire”), pursuant to which we issued 950,000 shares of Series AA Preferred Stock to Sire at a price of $10.00 per share, for an aggregate purchase price of $9,500,000. The purchase price consists of (i) $5 million in cash at closing and (ii) $4.5 million in the form of a promissory note from Sire, personally guaranteed by a principal of Sire, due and payable on September 23, 2023, which was fully repaid on that date. The terms, rights, obligations and preferences of the Series AA Preferred Stock are set forth in a Certificate of Designations, Preferences and Rights of Series AA Preferred Stock of Titan (the “Certificate of Designations”), filed with the Secretary of State of the State of Delaware on September 13, 2023. Pursuant to the Sire Purchase Agreement, David Lazar and Peter Chasey submitted their resignations from our Board of Directors. On October 12, 2023, Brynner Chiam and Seow Gim Shen were elected to our Board of Directors, and Seow Gim Shen was appointed as Chairman.

In April 2024, David Lazar, our Chief Executive Officer, Kate Beebe DeVarney, Ph.D., our President and Chief Operating Officer and a member of our Board of Directors, and three other members of our Board of Directors, Eric Greenberg, Matthew C. McMurdo and David Natan, resigned their positions with the Company. Pursuant to the terms of their respective settlement agreements, we made payments in aggregate of approximately $1.2 million. The Board of Directors subsequently appointed Firdauz Edmin Bin Mokhtar and Francisco Osvaldo Flores García as independent directors of the Company to fill two of the vacancies created by the resignations. In addition, Seow Gim Shen was appointed as Chief Executive Officer and Principal Financial Officer and continued to serve as the Company’s Chairman of the Board, which he had done since October 12, 2023.

On August 19, 2024, we entered into a Merger and Contribution and Share Exchange Agreement (the “Merger Agreement”) regarding a business combination with TalenTec Sdn. Bhd. (formerly known as KE Sdn. Bhd.) (“TalenTec”). The Merger Agreement was approved by our Board of Directors. If the Merger Agreement is approved by our stockholders and the stockholders of TalenTec (and the other closing conditions are satisfied or waived in accordance with the Merger Agreement), and upon consummation of the transactions contemplated by the Merger Agreement (the “Merger Closing”), the Company will be combined with TalenTec in a “reverse merger” transaction consisting of two steps:

1.	TTNP Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly owned subsidiary of Black Titan Corporation (formerly known as BSKE Ltd.) (“Black Titan”), a Cayman Islands exempted company, will merge with and into Titan (the “Merger”); the separate existence of Merger Sub will cease; and Titan will be the surviving corporation of the Merger and a direct wholly owned subsidiary of Black Titan.

2.	Within five business days after the proxy statement/prospectus relating to the proposed transaction becomes effective, shareholders of TalenTec may elect to enter into a share exchange agreement (the “Share Exchange Agreement”) with Titan and Black Titan, pursuant to which, immediately following the Merger, each TalenTec shareholder entering into the Share Exchange Agreement will contribute and exchange all of his TalenTec shares in exchange for ordinary shares of Black Titan. The Company may terminate the Merger Agreement if fewer than all TalenTec shareholders enter into the Share Exchange Agreement within the specified period.

Seow Gim Shen, who served as our Chairman of the Board and Chief Executive Officer, was previously the holder of 47.4% of the outstanding shares of TalenTec. In addition, Mr. Seow was previously the sole stockholder of Sire which is the holder of Series AA Preferred Stock. Mr. Seow subsequently sold all of his TalenTec shares to Danny Vincent Dass and sold all of his Sire shares to Jeffrey Chung. Upon completion of the Merger, the existing security holders of TalenTec and Titan (excluding Sire and current Titan directors and officers) expect to own approximately 79.89% and 20.11%, respectively, of the outstanding shares of the combined company. Such ownership percentages could be subject to proportional dilution for any required financing in connection with the Merger Closing.

Completion of the Merger is subject to the approval of the Merger by our stockholders and the issuance of shares related to the Merger, approval of the listing by Nasdaq of Black Titan on the Nasdaq Capital Market, post-Merger, and satisfaction or waiver of other customary conditions set forth in the Merger Agreement. Accordingly, there can be no assurance that the proposed Merger will be consummated. The Company has been working diligently with TalenTec and Black Titan to prepare a joint proxy statement/prospectus in respect of the Merger, which was initially filed by Black Titan confidentially with the Securities and Exchange Commission (the “SEC”) on October 2, 2024. Subsequent amendment filings were made on February 13, 2025 and April 24, 2025 for purposes of addressing comments received from the SEC. The parties publicly filed an amended joint proxy/registration statement on June 2, 2025 (the “Form F-4”). On July 21, 2025, the SEC declared the Form F-4 effective. Subsequently, on July 22, 2025, we filed a definitive proxy statement on Schedule 14A in respect of a special meeting of our stockholders, scheduled to be conducted on August 26, 2025 at 9:00 a.m. for purposes of approving the Merger.

On October 24, 2024, Seow Gim Shen notified our Board of Directors of his decision to resign as Chief Executive Officer and Chairman of the Board of the Company for personal reasons and not as a result of any disagreement with our Board or management on any matter relating to our operations, policies or practices. We anticipate that the resignation of Mr. Seow will not impact the Merger Closing with TalenTec.

On November 6, 2024, our Board of Directors appointed Brynner Chiam, a director of the Company, as acting principal executive officer and acting principal financial officer of the Company. Mr. Chiam continued to serve on our Board of Directors while he concurrently served as acting principal executive officer and acting principal financial officer. At that time, the Company also launched a search to identify a full-time chief executive officer. Mr. Chiam has not received and will not receive any additional compensation in connection with his service as acting principal executive officer and acting principal financial officer and has not entered into an employment agreement in connection with his service in those roles.

On December 2, 2024, our Board of Directors appointed Mr. Chay Weei Jye as Chief Executive Officer, effective December 2, 2024. On March 20, 2025, we entered into an Employment Agreement with Chay Weei Jye, our Chief Executive Officer (the “Chay Agreement”), pursuant to which Mr. Chay will continue to serve as our Chief Executive Officer. Pursuant to the terms of the Chay Agreement, Mr. Chay will be paid a base salary of $60,000 per year and will participate in the Company’s equity incentive plan. Mr. Chay will be eligible to receive an annual bonus, with a target of fifty percent (50%) of his base salary.

On March 27, 2025, our Board appointed Gabriel Loh as an independent director of the Company. The Board determined that Mr. Loh is “independent” as defined under the relevant rules of the SEC and The Nasdaq Stock Market and appointed him to serve as a member of the Audit Committee.

On March 26, 2025, we received a notice (the “Notice”) from the Listing Qualifications staff of Nasdaq notifying the Company that our stockholders’ equity as reported in our Annual Report on Form 10-K for the period ended December 31, 2024 (“2024 10-K”) did not satisfy the stockholders’ equity continued listing requirement under Nasdaq Listing Rule 5550(b)(1) for the Nasdaq Capital Market, which requires that a listed company’s stockholders’ equity be at least $2,500,000 (the “Equity Rule”). In our 2024 10-K, we reported stockholders’ equity of $2,440,000, and, as a result, did not satisfy the Equity Rule.

The Notice had no immediate effect on our listing on the Nasdaq Capital Market. In accordance with Nasdaq rules, the Company has 45 calendar days from the date of the Notice to submit a plan to regain compliance with Nasdaq Listing Rule 5550(b)(1). We intend to submit a compliance plan within 45 days of the date of the Notice and will evaluate available options to resolve the deficiency and regain compliance. If our compliance plan is accepted, we may be granted up to 180 calendar days from March 26, 2025 to evidence compliance. As a result of the completion of our private placement transaction with Blue Harbour Asset Management L.L.C-FZ (“Blue Harbour”) on April 11, 2025, pursuant to which we issued 100,000 shares of Series B Preferred Stock to Blue Harbour at a price of $10.00 per share, for an aggregate purchase price of $1,000,000, the Company believes it has stockholders’ equity of at least $2.5 million.

Further, on June 24, 2025, we completed an additional private placement with Blue Harbour, pursuant to which we issued 60,000 shares of Series C Convertible Preferred Stock, par value $0.001 per share, to Blue Harbour at a price of $10.00 per share, for an aggregate purchase price of $600,000, as further described below.

The Company awaits Nasdaq’s formal confirmation that it has evidenced compliance with the Equity Rule. Furthermore, if deemed compliant, Nasdaq will continue to monitor the Company to ensure its ongoing compliance with the Equity Rule and, if at the time of filing of the Company’s next periodic financial statements that covers the period following the closing of the private placements, the Company does not evidence compliance with the Equity Rule, the Company may be subject to delisting from Nasdaq. See Note 9. Subsequent Events.

As previously disclosed, on January 3, 2025, we received a notice from the Nasdaq Listing Qualifications Staff that we were in noncompliance with Listing Rule 5620 as a result of our failure to hold an annual shareholder meeting within twelve months of the December 31, 2023 fiscal year end. The Company has since submitted a plan to regain compliance. We conducted our 2025 Annual Meeting of Stockholders on June 16, 2025. On June 20, 2025, we received a notice from Nasdaq that we had regained compliance with the annual meeting requirement for continued listing on Nasdaq set forth in Listing Rule 5620.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statement presentation. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025, or any future interim periods.

The balance sheet as of December 31, 2024 is derived from the audited financial statements at that date but does not include all the information and footnotes required by GAAP for complete financial statements. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and footnotes thereto included in our 2024 10-K.

The accompanying condensed financial statements have been prepared assuming we will continue as a going concern.

As of June 30, 2025, we had cash of approximately $2.8 million, which we believe is sufficient to fund our planned operations through the second quarter of 2026. We are exploring several financing and strategic alternatives; however, there can be no assurance that our efforts will be successful.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Going Concern Assessment

We assess going concern uncertainty in our financial statements to determine if we have sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the financial statements are issued or available to be issued, which is referred to as the look-forward period as defined by Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU No. 2014-15”). As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, we make certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent we deem probable those implementations can be achieved, and we have the proper authority to execute them within the look-forward period in accordance with ASU No. 2014-15.

Following the consummation of the Merger, the Company will be a wholly-owned subsidiary of Black Titan. Black Titan is thereafter expected to receive a $4 million private placement investment which, management believes should be sufficient to provide the combined entity with enough cash to fund operations for at least one year following the closing.

Based upon the above assessment, our efforts to reduce operating costs and expenditures, and given our existing cash, projected disbursements, and the anticipated proceeds from the private placement investment upon completion of the Merger, we concluded that, at the date of filing the financial statements in this Quarterly Report on Form 10-Q for the six months ended June 30, 2025, we had sufficient cash to fund our operations for the next 12 months without additional funds. Accordingly, the financial statements do not include adjustments that would be necessary if the going concern assumption were inappropriate.

Stock-Based Compensation

We recognize compensation expense using a fair-value based method for all stock-based payments including stock options and restricted stock awards and stock issued under an employee stock purchase plan. These standards require companies to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model. See Note 3. Stock Plans for a discussion of our stock-based compensation plans.

Cash

Our investment policy emphasizes liquidity and preservation of principal over other portfolio considerations. We select investments that maximize interest income to the extent possible given these two constraints. We satisfy liquidity requirements by investing excess cash in securities with different maturities to match projected cash needs and limit concentration of credit risk by diversifying our investments among a variety of high credit-quality issuers and limiting the amount of credit exposure to any one issuer. The estimated fair values have been determined using available market information. We do not use derivative financial instruments in our investment portfolio.

We maintain significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on our financial condition, results of operations, and cash flows.

All investments with original maturities of three months or less are considered to be cash equivalents. We had no cash equivalents as of June 30, 2025 and December 31, 2024.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets consist primarily of prepaid insurance, prepaid rent, prepaid payroll, and other expenses. Prepaid expenses are recorded at cost and are amortized over the periods benefited using the straight-line method. The Company reviews prepaid expenses at each balance sheet date and adjusts the carrying amounts as necessary to reflect the remaining estimated benefit.

Leases

We determine whether the arrangement is or contains a lease at inception. Operating lease right-of-use assets and lease liabilities are recognized at the present value of the future lease payments at commencement date. The interest rate implicit in lease contracts is typically not readily determinable, and therefore, we utilize our incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received.

Lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on our condensed balance sheets as right-of-use assets, operating lease liabilities current and operating lease liabilities non-current.

We leased our office facility under an operating lease that expired in June 2024 and was not renewed. Rent expense associated with this lease was approximately $32,000 and $64,000 for the three and six months ended June 30, 2024, respectively.

Subsequent Events

We have evaluated events that occurred after June 30, 2025 and through the date that our condensed financial statements are issued. See Note 9. Subsequent Events.

Fair Value Measurements

Financial instruments, including receivables, accounts payable and accrued liabilities, are carried at cost, and their fair values are approximated due to the short-term nature of these instruments.

Recent Accounting Pronouncements

See Note 1 to our financial statements included in our 2024 10-K for information on recent accounting pronouncements.

1. Organization and Summary of Significant Accounting Policies

The Company

We are a pharmaceutical company that was previously developing therapeutics utilizing the proprietary long-term drug delivery platform, ProNeura®, for the treatment of select chronic diseases for which steady state delivery of a drug has the potential to provide an efficacy and/or safety benefit. ProNeura consists of a small, solid implant made from a mixture of ethylene-vinyl acetate and a drug substance. The resulting product is a solid matrix that is designed to be administered subdermally in a brief, outpatient procedure and is removed in a similar manner at the end of the treatment period.

Our first product based on the ProNeura technology was Probuphine® (buprenorphine implant), which is approved in the United States, Canada and the European Union (“EU”) for the maintenance treatment of opioid use disorder in clinically stable patients taking 8 milligrams or less a day of oral buprenorphine. While Probuphine continues to be commercialized in the EU (as Sixmo™) by another company that had acquired the rights from TTNP, we discontinued commercialization of the product in the United States during the fourth quarter of 2020 and subsequently sold the product in September 2023. Discontinuation of our commercial operations allowed us to focus our limited resources on product development programs and transition back to a product development company at that time.

In December 2021, we announced our intention to work with our financial advisor to explore strategic alternatives to enhance stockholder value, potentially including an acquisition, merger, reverse merger, other business combination, sales of assets, licensing or other transaction. In June 2022, we implemented a plan to reduce expenses and conserve capital that included a company-wide reduction in salaries and a scale back of certain operating expenses to enable us to maintain sufficient resources as we pursued potential strategic alternatives. In July 2022, David Lazar and Activist Investing LLC (“Activist”) acquired an approximately 25% ownership interest in TTNP, filed a proxy statement and nominated six additional directors, each of whom was elected to our board of directors (the “Board”) at a special meeting of stockholders held on August 15, 2022 (the “Special Meeting”). The exploration and evaluation of possible strategic alternatives by the Board has continued following the Special Meeting. Following the election of the new directors at the Special Meeting, Dr. Marc Rubin was replaced as our Executive Chairman, and David Lazar assumed the role of Chief Executive Officer. In connection with the termination of his employment as Executive Chairman, Dr. Rubin received aggregate severance payments of approximately $0.4 million. In December 2022, we implemented additional cost reduction measures including a reduction in our workforce. In June 2023, David Lazar sold his approximately 25% ownership interest in TTNP to Choong Choon Hau. Mr. Lazar resigned his position as the Company’s Chief Executive Officer in April 2024. Our then Chairman of the Board of Directors, Seow Gim Shen, assumed the position as our Chief Executive Officer in April 2024.

On September 1, 2023 (the “Closing Date”), we closed on the sale of certain ProNeura assets, including our portfolio of drug addiction products, in addition to other early development programs based on the ProNeura drug delivery technology (the “ProNeura Assets”). In July 2023, we entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Fedson, Inc., a Delaware corporation (“Fedson”), for the sale of the ProNeura Assets. Our addiction portfolio consisted of the Probuphine and Nalmefene implant programs. The ProNeura Assets constituted only a portion of our assets. In August 2023, we entered into an Amendment and Extension Agreement (the “Amendment”) to the Asset Purchase Agreement, pursuant to which Fedson agreed to purchase our ProNeura Assets for a purchase price of $2.0 million, consisting of (i) $500,000 in readily available funds, paid in full on the Closing Date, (ii) $500,000 in the form of a promissory note due and payable on October 1, 2023 (the “Cash Note”) and (iii) $1,000,000 in the form of a promissory note due and payable on January 1, 2024 (the “Escrow Note”). We will also be eligible to receive potential milestone payments of up to $50 million on future net sales of the products and certain royalties on future net sales of the products. As further consideration, Fedson assumed all liabilities related to a pending employment claim against us. On the Closing Date, Fedson delivered a written guaranty by a principal of Fedson of all of Fedson’s obligations under both the Cash Note and Escrow Note. The Cash Note included provisions, which Fedson has exercised, allowing Fedson to extend the payment of the Cash Note to November 1, 2023 and again to December 1, 2023 upon payment of $5,000 for each extension. The Cash Note and Escrow Note were paid in December 2023 and January 2024, respectively. We received the funds from the escrow account in February 2024.

In April 2024, David Lazar, our Chief Executive Officer, Kate Beebe DeVarney, Ph.D., our President and Chief Operating Officer and a member of our Board of Directors, and three other members of our Board of Directors, Eric Greenberg, Matthew C. McMurdo and David Natan, resigned their positions with the Company. Pursuant to the terms of their respective settlement agreements, we made payments in aggregate of approximately $1.2 million. The Board of Directors subsequently appointed Firdauz Edmin Bin Mokhtar and Francisco Osvaldo Flores García as independent directors of the Company to fill two of the vacancies created by the resignations. In addition, Seow Gim Shen was appointed as Chief Executive Officer and Principal Financial Officer and continued to serve as the Company’s Chairman of the Board, which he had done since October 12, 2023.

On August 19, 2024, we entered into a Merger and Contribution and Share Exchange Agreement (the “Merger Agreement”) regarding a business combination with TalenTec Sdn. Bhd. (formerly known as KE Sdn. Bhd.) (“TalenTec”). The Merger Agreement was approved by our Board of Directors. If the Merger Agreement is approved by our stockholders and the stockholders of TalenTec (and the other closing conditions are satisfied or waived in accordance with the Merger Agreement), and upon consummation of the transactions contemplated by the Merger Agreement (the “Merger Closing”), Titan will be combined with TalenTec in a “reverse merger” transaction consisting of two steps:

1.	TTNP Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly owned subsidiary of BSKE Ltd. (“BSKE”), a Cayman Islands exempted company, will merge with and into Titan (the “Merger”); the separate existence of Merger Sub will cease; and Titan will be the surviving corporation of the Merger and a direct wholly owned subsidiary of BSKE.

2.	Within five business days after the proxy statement/prospectus relating to the proposed transaction becomes effective, shareholders of TalenTec may elect to enter into a share exchange agreement (the “Share Exchange Agreement”) with Titan and BSKE, pursuant to which, immediately following the Merger, each TalenTec shareholder entering into the Share Exchange Agreement will contribute and exchange all of his TalenTec shares in exchange for ordinary shares of BSKE. Titan may terminate the Merger Agreement if fewer than all TalenTec shareholders enter into the Share Exchange Agreement within the specified period.

Seow Gim Shen, who served as our Chairman of the Board and Chief Executive Officer, was previously the holder of 47.4% of the outstanding shares of TalenTec. In addition, Mr. Seow was previously the sole stockholder of The Sire Group Ltd. (“Sire”), which is the holder of TTNP Series AA Preferred Stock, currently convertible into 150,087 shares of our common stock. Upon completion of the Merger, the existing security holders of TalenTec and Titan (excluding Sire and current Titan directors and officers) expect to own approximately 86.7% and 13.3%, respectively, of the outstanding shares of the combined company. Such ownership percentages could be subject to proportional dilution for any required financing in connection with the Merger Closing.

Completion of the Merger is subject to the approval of the Merger by our stockholders and the issuance of shares related to the Merger, approval of the listing by Nasdaq of BSKE on the Nasdaq Capital Market, post-Merger, and satisfaction or waiver of other customary conditions set forth in the Merger Agreement. Accordingly, there can be no assurance that the proposed Merger will be consummated. The Company has been working diligently with TalenTec and BSKE to prepare a joint proxy statement/prospectus in respect of the Merger, which was initially filed by BSKE confidentially with the SEC on October 2, 2024. An amendment filing was subsequently made on February 13, 2025 for purposes of addressing comments received from the SEC.

On October 24, 2024, Seow Gim Shen notified our Board of Directors of his decision to resign as Chief Executive Officer and Chairman of the Board of the Company for personal reasons and not as a result of any disagreement with our Board or management on any matter relating to our operations, policies or practices. We anticipate that the resignation of Mr. Seow will not impact the Merger Closing with TalenTec.

On November 6, 2024, our Board of Directors appointed Brynner Chiam, a director of the Company, as acting principal executive officer and acting principal financial officer of the Company. Mr. Chiam continued to serve on our Board of Directors while he concurrently served as acting principal executive officer and acting principal financial officer. At that time, the Company also launched a search to identify a full-time chief executive officer. Mr. Chiam has not received and will not receive any additional compensation in connection with his service as acting principal executive officer and acting principal financial officer and has not entered into an employment agreement in connection with his service in those roles.

On December 2, 2024, our Board of Directors appointed Mr. Chay Weei Jye as Chief Executive Officer, effective December 2, 2024.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Going concern assessment

We assess going concern uncertainty in our financial statements to determine if we have sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the financial statements are issued or available to be issued, which is referred to as the look-forward period as defined by Accounting Standard Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU No. 2014-15”). As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and its ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, we make certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent we deem probable those implementations can be achieved and we have the proper authority to execute them within the look-forward period in accordance with ASU No. 2014-15.

Based upon the above assessment, our efforts to reduce operating costs and expenditures, and given our existing cash and projected disbursements, we concluded that, at the date of filing the financial statements in our Annual Report on Form 10-K for the year ended December 31, 2024, we had sufficient cash to fund our operations for the next 12 months without additional funds. Accordingly, the financial statements do not include adjustments that would be necessary if the going concern assumption were inappropriate.

Stock-Based Compensation

We recognize compensation expense using a fair-value based method, for all stock-based payments including stock options and restricted stock awards and stock issued under an employee stock purchase plan. These standards require companies to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model. See Note 7. Stock Plans for a discussion of our stock-based compensation plans.

Warrants Issued in Connection with Equity Financing

We generally account for warrants issued in connection with equity financings as a component of equity, unless there is a deemed possibility that we may have to settle the warrants in cash. For warrants issued with deemed possibility of cash settlement, we record the fair value of the issued warrants as a liability at each reporting period and record changes in the estimated fair value as a non-cash gain or loss in the Statements of Operations.

Cash

Our investment policy emphasizes liquidity and preservation of principal over other portfolio considerations. We select investments that maximize interest income to the extent possible given these two constraints. We satisfy liquidity requirements by investing excess cash in securities with different maturities to match projected cash needs and limit concentration of credit risk by diversifying our investments among a variety of high credit-quality issuers and limit the amount of credit exposure to any one issuer. The estimated fair values have been determined using available market information. We do not use derivative financial instruments in our investment portfolio.

We maintain significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on our financial condition, results of operations, and cash flows.

All investments with original maturities of three months or less are considered to be cash equivalents. We had no cash equivalents as of December 31, 2024 and 2023.

Restricted Cash

In accordance with ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, we explain the change during the period in the total of cash and restricted cash, and include restricted cash with cash when reconciling the beginning-of-period and end-of-period total amounts shown on the condensed statements of cash flows.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets consist primarily of prepaid insurance, prepaid rent, prepaid payroll, and other expenses. Prepaid expenses are recorded at cost and are amortized over the periods benefited using the straight-line method. The Company reviews prepaid expenses at each balance sheet date and adjusts the carrying amounts as necessary to reflect the remaining estimated benefit.

Property and Equipment

Property and equipment consist of furniture and office equipment and computer equipment and are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets ranging from three to five years.

Revenue Recognition

We have generated revenue principally from collaborative research and development arrangements and government grants.

Grant Revenue

We had contracts with National Institute on Drug Abuse or NIDA, within the U.S. Department of Health and Human Services, the Bill & Melinda Gates Foundation, and other government-sponsored organizations for research and development related activities that provided for payments for reimbursed costs, which may have included overhead and general and administrative costs. We recognized revenue from these contracts as we performed services under these arrangements when the funding was committed. Associated expenses were recognized when incurred as research and development expense. Revenues and related expenses are presented gross in the condensed statements of operations.

Receivables, net

The following table presents the activity related to our accounts receivable for the years ended December 31, 2024 and 2023.

(In thousands of U.S. dollars)
Balance as of January 1, 2023	$36
Additions	184
Deductions	(174)
Balance as of December 31, 2023	$46
Additions	-
Deductions	(46)
Balance as of December 31, 2024	$-

Research and Development Costs and Related Accrual

Research and development expenses include internal and external costs. Internal costs include salaries and employment related expenses, facility costs, administrative expenses and allocations of corporate costs. External expenses consist of costs associated with outsourced contract research organization activities, sponsored research studies, product registration, and investigator sponsored trials. Significant judgments and estimates must be made and used in determining the accrued balance in any accounting period. Actual results could differ from those estimates under different assumptions. Revisions are charged to expense in the period in which the facts that give rise to the revision become known.

Net Loss Per Share

Basic net loss per share excludes the effect of dilution and is computed by dividing net loss by the weighted-average number of shares outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised into shares. In calculating diluted net loss per share, the denominator is increased to include the number of potentially dilutive common shares assumed to be outstanding during the period using the treasury stock method. Basic and diluted net loss per share was the same for each of the periods presented.

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of shares of common stock outstanding used for the calculation of diluted net loss per common share. These are excluded from the calculation due to their anti-dilutive effect for the years ended (in thousands):

	December 31,
	2024	2023
Weighted-average anti-dilutive common shares resulting from convertible preferred stock	593	-
Weighted-average anti-dilutive common shares resulting from convertible notes	7	-
Weighted-average anti-dilutive common shares resulting from stock options and awards	92	70
Weighted-average anti-dilutive common shares resulting from warrants	477	427
	1,169	497

Leases

We determine whether the arrangement is or contains a lease at inception. Operating lease right-of-use assets and lease liabilities are recognized at the present value of the future lease payments at commencement date. The interest rate implicit in lease contracts is typically not readily determinable, and therefore, we utilize our incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received.

Lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on our condensed balance sheets as right-of-use assets, operating lease liabilities current and operating lease liabilities non-current.

We leased our office facility under an operating lease that expired in June 2024 and was not renewed. Rent expense associated with this lease was approximately $64,000 and $128,000 for the years ended December 31, 2024 and 2023, respectively.

Subsequent Events

We have evaluated events that have occurred subsequent to December 31, 2024 and through the date that the financial statements are issued. See Note 10. Subsequent Events.

Fair Value Measurements

Financial instruments, including receivables, accounts payable and accrued liabilities, are carried at cost, and their fair values are approximated due to the short-term nature of these instruments.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update enhances segment reporting disclosures by requiring public entities to disclose significant expenses that are regularly reviewed by the Chief Operating Decision Maker (CODM) when assessing performance and allocating resources. The ASU also requires interim disclosures of significant segment expenses and provides additional clarity on segment profit or loss measures.

We adopted ASU 2023-07 as of January 1, 2024, as required for fiscal years beginning after December 15, 2023, with interim reporting beginning in 2025. As we operate as a single reportable segment, the adoption of this guidance did not result in a change to the Company’s identification of segments. However, we have enhanced the disclosures to provide additional information on significant expense categories that are regularly reviewed by the CODM.

The adoption of ASU 2023-07 did not have a material impact on our financial statements but resulted in expanded disclosures within the Segment Reporting section of this report.

Other Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The requirements in ASU 2023-09 will be effective for annual periods beginning after December 15, 2024. We are continuing to evaluate the provisions of ASU 2023-09 and do not anticipate a material impact on our financial statements and related disclosures upon adoption.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements—Amendments to Remove References to the Concepts Statements”. This update contains amendments to the Codification that remove references to various FASB Concepts Statements. These issues to remove references to various Concepts Statements and the amendments apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024. Early application of the amendments in this Update is permitted for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance). We believe the future adoption of this ASU is not expected to have a material impact on our financial statements.

In November 2024 and January 2025, respectively, the FASB issued ASU No. 2024-03 and ASU No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures. ASU 2024-03 and ASU No. 2025-01 seek to separately disaggregate expenses on inventory, employee compensation, depreciation and other items included within each income statement line item that contains these expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, our fiscal year 2027, and will be applied prospectively. We are currently evaluating the guidance and its impact to the financial statements.

BSKE Limited [Member]
Organization and Summary of Significant Accounting Policies

1. Description of Organization and Business Operations

BSKE Limited (the “Company”) was incorporated under the laws of the Cayman Islands on July 11, 2024. The Company was formed for the purpose of effecting a merger among Titan Pharmaceuticals Inc. (“TTNP”), and TalenTec Sdn Bhd (“TalenTec”, former named “KE Sdn Bhd”) through a series of transactions (the “Business Combination”) pursuant to the definitive agreement entered into on August 19, 2024. As a result of the Business Combination, TTNP and TalenTec will be surviving entities and will become wholly owned subsidiaries of the Company, with the Company serving as a public-listed company whose shares shall be traded on Nasdaq.

TALENTEC SDN. BHD. [Member]
Organization and Summary of Significant Accounting Policies

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

TalenTec Sdn. Bhd. (formerly known as KE Sdn. Bhd.) (“TalenTec”, or the “Company”) is a private limited company incorporated and domiciled in Malaysia. The Company is principally engaged in software implementation and training.

Keda Pte. Ltd. (“KEDAS”), which is 100% owned by the Company, was incorporated in Singapore. KEDAS is principally engaged in software services.

TalenTec and KEDAS are collectively referred to as the “Group”, is a leading Human Capital Management (“HCM”) technology consulting company and committed to the organization to streamline their business operation, increase the employee productivity and improve the employee engagement.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

TalenTec Sdn. Bhd. (formerly known as KE Sdn. Bhd.) (“TalenTec”, or the “Company”) is a private limited company incorporated and domiciled in Malaysia. The Company is principally engaged in software implementation and training.

Keda Pte. Ltd. (“KEDAS”), which is 100% owned by the Company, was incorporated in Singapore. KEDAS is principally engaged in software services.

TalenTec and KEDAS are collectively referred to as the “Group”, is a leading Human Capital Management (“HCM”) technology consulting company and committed to the organization to streamline their business operation, increase employee productivity and improve employee engagement.